******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22870
Reporting Period: 07/01/2022 - 06/30/2023
Stone Ridge Trust II


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-22870

Stone Ridge Trust II
(Exact name of registrant as specified in charter)

One Vanderbilt Avenue, 65th Floor
New York, New York 10017
(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC
One Vanderbilt Avenue, 65th Floor
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (855)-609-3680


Date of fiscal year end: October 31

Date of reporting period: July 1, 2022 to June 30, 2023


Item 1. Proxy Voting Record.

============== Stone Ridge Reinsurance Risk Premium Interval Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============ Stone Ridge Reinsurance Risk Premium Interval Sub Fund ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Stone Ridge Trust II


By (Signature and Title)  /s/ Ross Stevens
                          Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date  August 24, 2023


By (Signature and Title) /s/ Anthony Zuco
                         Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date  August 22, 2023